Subsequent Events (Details) - Subsequent Event $ in Thousands	1 Months Ended	2 Months Ended
	Jan. 31, 2019 USD ($)	Mar. 08, 2019 USD ($)	Feb. 28, 2019 USD ($)
Unit Repurchase Program | Maximum
Subsequent Event [Line Items]
Amount authorized		$ 10,000
Unit Repurchase Program | Minimum
Subsequent Event [Line Items]
Period in force		1 year
First Containership
Subsequent Event [Line Items]
Vessel year built	2011
Vessel capacity in TEU	10,000
Vessel type	Containership
Purchase price	$ 52,500
Maximum borrowing capacity	31,800
Amount of credit given by the seller	$ 15,000
Date of expected delivery	First half of 2019
Second Containership
Subsequent Event [Line Items]
Vessel year built			2011
Vessel capacity in TEU			10,000
Vessel type			Containership
Purchase price			$ 52,500
Maximum borrowing capacity			31,800
Amount of credit given by the seller			$ 5,000
Date of expected delivery			First half of 2019